Nonexempt Transactions	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan Nonexempt Transactions [Line Items]
Nonexempt Transactions

7. Nonexempt Transactions:

As reported on the Form 5500, Schedule H, Line 4a – Schedule of Delinquent Participant Contributions for the year ended December 31, 2024, certain participant contributions and loan repayments for Plan year 2024 totaling $338,265 were not remitted to the Plan within the timeframe specified by the Department of Labor’s Regulation 29 CFR §2510.3-102, thus constituting nonexempt transactions between the Plan and the Company. The Company intends to self-correct the 2024 late remittances in the subsequent period and does not expect the amount of lost earnings to be material. The lost earnings will include the amount the participants should have earned from the date the deferred contributions were made through the date of correction. The Company has not estimated the amount of potential fines or penalties related to these prohibited transactions.